Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Deferred offering costs		$ 712
Value-added taxes (VAT) receivable			140
Amounts due from related parties		38	396
Vendor deposits		559
Other		234	318
Prepaid expenses and other current assets	$ 2,346	$ 1,543	$ 854